Redeemable Preferred Stock and Warrants (Details) (USD $)	12 Months Ended	11 Months Ended	0 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Jun. 08, 2013	Apr. 28, 2013	Jun. 07, 2021	Jun. 07, 2020	Jun. 07, 2019	Jun. 07, 2018	Jun. 07, 2017	Jun. 07, 2016	Jun. 07, 2013
Preferred Units [Line Items]
Temporary Equity, Accretion to Redemption Value, Adjustment	$ (687,000,000)
Successor [Member]
Preferred Units [Line Items]
Preferred stock, shares issued	80,000	80,000
Preferred stock, authorized shares	80,000	80,000
Dividends payable, annual, percent	9.00%	9.00%
Preferred stock, value, outstanding	7,633,000,000
Warrants	367,000,000	367,000,000		0
Preferred stock, value, issued	8,320,000,000	8,320,000,000		0
Temporary Equity, Accretion to Redemption Value, Adjustment	0	687,000,000
Successor [Member] | Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock, redeemable, nonredeemable period	3 years
Scenario, Forecast [Member] | Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock, redemption price per share					$ 108,000	$ 108,000	$ 107,000	$ 106,000	$ 105,000	$ 104,000
Berkshire Hathaway [Member] | Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock, liquidation preference per share	$ 100,000
Berkshire Hathaway [Member] | Successor [Member]
Preferred Units [Line Items]
Business acquisition, aggregate purchase price											$ 8,000,000,000
Berkshire Hathaway [Member] | Successor [Member] | Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock, shares issued											80,000
Preferred stock, authorized shares											80,000
Dividends payable, annual, percent											9.00%
Warrants, exercise price per share	0.01
Berkshire Hathaway [Member] | Successor [Member] | Warrant [Member]
Preferred Units [Line Items]
Stock and warrants issued during period, shares, preferred stock and warrants			46,000,000